ACCOUNTING PRINCIPLES - Situation in Ukraine and collateral consequences (Details) tonne in Millions, shipment in Millions, $ in Millions		1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 11, 2022 blastFurnace	Jul. 31, 2023 km	Oct. 31, 2022	Jun. 30, 2022	Dec. 31, 2024 USD ($) shipment tonne	Dec. 31, 2023 USD ($) tonne shipment	Dec. 31, 2022 USD ($)	May 31, 2023 blastFurnace
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment					$ 33,311	$ 33,656
Revenue from contracts with customers					62,441	68,275	$ 79,844
Impairment (note 5.3)					$ 116	$ 1,038	1,026
Ukraine
Disclosure of changes in accounting estimates [line items]
Steel plant capacity (in tonnes) | tonne					1.6	1.0
Mines iron ore capacity (in tonnes) | tonne					7.8	4.6
Property, plant and equipment					$ 700
Steel shipment recorded | shipment					1.5	0.9
Revenue from contracts with customers					$ 557	$ 508	464
Revenue from contracts with customers located in Ukraine					$ 500	500
Number of restarted blast furnaces | blastFurnace	1							2
Number of blast furnaces | blastFurnace	3							3
Percentage of Kryvyi Rih capacity	20.00%		25.00%	55.00%
Number of kilometers pipeline constructed | km		5
Mining operations capacity (percentage)					75.00%
Steel operations capacity (percentage)					23.00%
Assets held for sale					$ 0
Ukraine | Kryvyi Rih Steel Plant
Disclosure of changes in accounting estimates [line items]
Revenue from contracts with customers					$ 1,600	$ 1,200
Ukraine | Property, plant and equipment
Disclosure of changes in accounting estimates [line items]
Impairment (note 5.3)							$ 1,026